PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) claim	Dec. 31, 2020 EUR (€) claim
Disclosure of other provisions [line items]
Litigation	€ 16.0	€ 21.0
Disease claims	9.0	5.0
Other	2.0	1.0
Total provisions for legal claims and other costs	€ 27.0	€ 27.0
Disease claims
Disclosure of other provisions [line items]
Number of cases outstanding for disease claims | claim	5	7
Disease claims | Bottom of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases	25 years
Disease claims | Top of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases	40 years
Average amount per claim outstanding (less than)	€ 0.3	€ 0.3
Average settlement amount per disease claim (less than)	€ 0.5	€ 0.7